CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Contingent liabilities [Abstract]
Contingencies	Contingencies
Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial statements and noted below may be material.
Except as noted below, no material changes have occurred with respect to the matters disclosed in Note 35 “Contingencies” to the 2022 Annual Financial Statements, and no new contingencies have occurred that are material to the Company since the issuance of the 2022 Annual Financial Statements.
The description set out below should be read in conjunction with Note 35 “Contingencies” to the 2022 Annual Financial Statements.

Litigation and Claims Update
Proposed Canadian Securities Class Actions (Pascua-Lama)
In the Quebec proceeding, neither Barrick nor the proposed representative Plaintiff sought leave to appeal from the decision issued by the Quebec Court of Appeal on December 19, 2022. As a result, the matter has been returned to the Superior Court of Quebec. On March 20,
2023, the Superior Court issued an Order suspending certain deadlines for a period of three months on consent of the parties, and this extension was subsequently extended until mid-November 2023 on consent of the parties.
In the Ontario proceeding, the Plaintiffs’ appeal from the dismissal of certain statutory secondary market claims remains pending. The hearing of the appeal has been scheduled for December 13, 2023.

Writ of Kalikasan
On February 14 and March 31, 2023, the Court granted additional 60-day extensions of the suspension of the proceedings to allow for court-annexed mediation to continue. On May 31, 2023, the Court granted another 60-day extension until July 16, 2023. On July 14, 2023, the parties filed a joint motion for an additional extension.

Porgera Special Mining Lease
On March 31, 2023, the State of PNG, BNL and New Porgera Limited, the new Porgera joint venture company, entered into the New Porgera Progress Agreement, which confirmed that all parties are committed to reopening the mine in line with the terms of the Commencement Agreement and the Shareholders’ Agreement, both of which were concluded in 2022.
On June 13, 2023, in accordance with the Commencement Agreement, New Porgera Limited lodged an application with the Mineral Resources Authority for a new SML. The application is now subject to a review process under the PNG Mining Act. The parties to the Commencement Agreement are continuing to progress the other conditions for the reopening of the mine.

Porgera Tax Audits
On June 20, 2023, the Internal Revenue Commission, the Commissioner General, Barrick and BNL entered into a settlement agreement to resolve the tax dispute. The resolution of this tax dispute satisfies one of the conditions to the reopening of the Porgera mine under the Commencement Agreement, and has allowed the parties to work toward the reopening of the mine by the end of 2023.

North Mara - Ontario Litigation
In May 2023, Barrick filed a motion to dismiss or permanently stay the Ontario action on the grounds that the Ontario Superior Court of Justice lacks jurisdiction and that Tanzania is a more appropriate forum in which to litigate this matter. The hearing of the motion has been scheduled for October 2024.
Kibali Customs Dispute
The Company is continuing to engage in discussions with the Customs Authority and Ministry of Finance regarding the customs claims and in this regard on March 26, 2023, the parties agreed to settle one of the Customs Authority claims concerning historic export duties. Discussions to resolve the remaining customs claims are ongoing. A formal reassessment notice has not yet been issued by the Customs Authority with respect to these claims.

Zaldívar Water Claims
On April 6, 2023, the Environmental Court of Antofagasta agreed to stay the proceedings through May 6, 2023 to allow for further settlement discussions. The stay expired without a settlement agreement being reached. The Court held an evidentiary hearing during the week of July 24, 2023, and a site inspection is scheduled for August 16-17, 2023. Discussions regarding a potential settlement are nevertheless still ongoing, and the Court will hear closing arguments before issuing a decision in this matter.